Loan to third party (Tables)	12 Months Ended
Apr. 30, 2026
Loan To Third Party
Schedule of loan to third parties
	As of April 30,
	2025	2026	2026
	S$	S$	US$
Loan to third party	1,623,608	-	-
Allowance for credit losses	(1,223,608)	-	-
	400,000	-	-